Other Gains (Losses) - Net (Tables)	6 Months Ended
Jun. 30, 2024
Other Gains (Losses) - Net [Abstract]
Schedule of Other Gains (Losses) - Net
	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
Net currency exchange (losses) gains	$(5,028,955)	$160,502
(Losses) gains on financial assets and liabilities at fair value through profit or loss	(2,729,466)	616,686
Gain on reversal of accounts payables	-	68,165
Gain (loss) on disposal of property, plant and equipment	73	(257)
Other losses	(33,894)	(78,640)
	$(7,792,242)	$766,456